Fair Value Measurements (Details) - Schedule of changes in the level 3 warrant liability measured at fair value - Fair Value, Inputs, Level 3 [Member] - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Warrant Commitment Liability [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance (beginning of period)		$ 320
Additions			$ 1,365
Fair value measurement adjustments		(40)	(1,045)
Exercised		(280)
Balance (end of period)			320
Warrant Liability [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance (beginning of period)	$ 20	247
Additions			900
Fair value measurement adjustments	6	(227)	(653)
Balance (end of period)	$ 26	$ 20	$ 247